LOANS FROM SHAREHOLDERS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended		9 Months Ended		12 Months Ended
	May 10, 2020	Mar. 25, 2020	Apr. 29, 2019	Nov. 20, 2018	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 02, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion price per share											$ 0.05
Options to purchase ordinary shares					13,750,000	2,545,083	13,750,000	2,545,083	2,545,083	1,129,836
Option exercise price					$ 0.030	$ 0.095	$ 0.030	$ 0.095	$ 0.095	$ 0.120
Expected dividend yield		0.00%
Risk-free interest rate		2.54%
Expected volatility		125.20%
Loss from extinguishment of loans										$ (1,423)
Assignment Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value of options			$ 1,108
Expected dividend yield			0.00%
Risk-free interest rate			231.00%
Expected volatility			127.80%
Fair value of shares			$ 665
Loss from extinguishment of loans			$ 1,423
Assignment Agreement [Member] | Assignees [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan from shareholders				$ 350
Debt conversion into shares				3,500,000
Conversion price per share				$ 0.10
Options to purchase ordinary shares				7,000,000
Option exercise price				$ 0.20
Option exercise period				5 years
Loan Conversion Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan from shareholders	$ 350
Debt conversion into shares	8,750,000
Conversion price per share	$ 0.04